Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Lease liabilities	kr 7,561	kr 7,495
Lease liabilities, current	1,789	2,132
Lease cost	2,968	3,603
Depreciation	2,051	2,179
Impairment losses	(21)	(99)
Lease expense relating to low-value assets	291	432
Interest expense	402	421
Variable lease payments	203	472
Future cash outflows from leases not yet commenced	kr 621	kr 568